Prepaid expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Prepaid expenses
11.	Prepaid expenses

	December 31,
	2018	2017
Insurance premium	33,385	24,337
Aircraft and engine leases	76,610	42,296
Guarantee commission	20,682	15,530
Other	54,834	32,093

	185,511	114,256
Non-current	21,683	4,472

Current	163,829	109,784

Aircraft and engine lease prepayments are comprised of payments under lease agreements that are expensed on a straight line basis over the lease term.